CONSOLIDATED STATEMENT OF PROFIT OR LOSS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
CONSOLIDATED STATEMENT OF PROFIT OR LOSS
Revenue	₺ 102,962,781	₺ 90,206,307	₺ 105,251,583
Revenue from financial services	4,153,403	3,280,539	3,348,061
Total revenue	107,116,184	93,486,846	108,599,644
Cost of revenue	(82,240,256)	(80,360,678)	(85,135,182)
Cost of revenue from financial services	(2,177,779)	(1,320,251)	(1,002,885)
Total cost of revenue	(84,418,035)	(81,680,929)	(86,138,067)
Gross profit	20,722,525	9,845,629	20,116,401
Gross profit from financial services	1,975,624	1,960,288	2,345,176
Total gross profit	22,698,149	11,805,917	22,461,577
Other income	882,782	348,611	356,404
Selling and marketing expenses	(5,682,346)	(4,592,793)	(5,201,034)
Administrative expenses	(3,429,518)	(2,579,411)	(2,658,343)
Net impairment losses on financial and contract assets	(1,008,164)	(621,978)	(847,035)
Other expenses	(5,648,334)	(1,406,976)	(2,010,123)
Operating profit	7,812,569	2,953,370	12,101,446
Finance income	12,663,682	3,957,684	11,527,996
Finance costs	(19,931,617)	(11,949,156)	(21,308,035)
Monetary gain (loss)	3,816,872	7,767,102	4,804,527
Net finance costs / income	(3,451,063)	(224,370)	(4,975,512)
Share of profit of an associate and a joint venture	1,525,175	522,221	191,303
Profit before income tax from continuing operations	5,886,681	3,251,221	7,317,237
Income tax income/ (expense)	4,675,891	2,785,265	(900,339)
Profit for the year from continuing operations	10,562,572	6,036,486	6,416,898
Profit /(loss) from discontinued operations	1,969,674	842,370	718,727
Profit for the year	12,532,246	6,878,856	7,135,625
Profit for the year is attributable to:
Owners of the Company	12,553,996	6,880,436	7,135,436
Non-controlling interests	(21,750)	(1,580)	189
Profit for the year	₺ 12,532,246	₺ 6,878,856	₺ 7,135,625
Basic earnings per share for profit attributable to owners of the Company (in full TL)	₺ 5.75	₺ 3.15	₺ 3.27
Diluted earnings per share for profit attributable to owners of the Company (in full TL)	5.75	3.15	3.27
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL	4.85	2.77	2.94
Diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 4.85	₺ 2.77	₺ 2.94

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations